CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands	CNY (¥)	USD ($)	Class B Ordinary Shares CNY (¥) shares	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital Class B Ordinary Shares CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Other Comprehensive Income/(Loss) CNY (¥)	Accumulated Deficit CNY (¥)	Non-controlling Interest CNY (¥)
Balance, Beginning at Dec. 31, 2014	¥ (123,820)			¥ 68			¥ 2,436			¥ 320	¥ (126,644)
Balance, Share Beginning at Dec. 31, 2014 | shares				10,000,000	10,000,000
Preferred shares accretion	(19,707)						(11,242)				(8,465)
Share-based compensation expenses	8,806						8,806
Net loss	(61,773)										(61,757)	¥ (16)
Capital injection in a subsidiary by non-controlling interests shareholder	400											400
Foreign currency translation adjustments, net of tax	(19,330)									(19,330)
Balance, Ending at Dec. 31, 2015	(215,424)			¥ 68						(19,010)	(196,866)	384
Balance, Share Ending at Dec. 31, 2015 | shares				10,000,000	10,000,000
Preferred shares accretion	(16,725)						(7,980)				(8,745)
Share-based compensation expenses	10,630						10,630
Appropriation of statutory reserves									¥ 6,662		(6,662)
Net loss	(98,627)										(98,574)	(53)
Issuance of ordinary shares upon Initial public offering ("IPO")	615,032			¥ 51	$ 7,705,000		614,981
Initial public offering costs	(33,887)						(33,887)
Conversion of preferred shares to Class B ordinary shares (in shares) | shares						12,030,166
Conversion of preferred shares to Class B ordinary shares	(507,327)		¥ 507,327			¥ 80		¥ 507,247
Foreign currency translation adjustments, net of tax	8,923									8,923
Balance, Ending at Dec. 31, 2016	777,249			¥ 199			1,090,991		6,662	(10,087)	(310,847)	331
Balance, Share Ending at Dec. 31, 2016 | shares			25,191,705	29,735,166	29,735,166
Share-based compensation expenses	22,927						22,927
Appropriation of statutory reserves									68		(68)
Net loss	(239,124)	$ (36,753,000)									(238,996)	(128)
Issuance of ordinary shares upon exercise of share options and restricted stock units	3,091			¥ 8			3,083
Issuance of ordinary shares upon exercise of share options and restricted stock units, shares | shares				1,088,662	1,088,662
Consolidation of Hainatianchuang							(9,800)					9,800
Foreign currency translation adjustments, net of tax	(20,452)	(3,143,000)								(20,452)
Balance, Ending at Dec. 31, 2017	¥ 543,691	$ 83,563,000		¥ 207			¥ 1,107,201		¥ 6,730	¥ (30,539)	¥ (549,911)	¥ 10,003
Balance, Share Ending at Dec. 31, 2017 | shares			26,280,367	30,823,828	30,823,828